U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2




1.     Name and address of issuer:

            Mutual Fund Variable Annuity Trust
            101 Park Avenue
            New York, New York  10178


2.     Name of each series or class of funds for which this notice is filed:

            International Equity Portfolio
            Capital Growth Portfolio
            Growth and Income Portfolio
            Asset Allocation Portfolio
            U.S. Treasury Income Portfolio
            Money Market Portfolio




3.      Investment Company Act File Number:     811-8630

        Securities Act File Number:             33-81712



4.      Last day of fiscal year for which this notice is filed:

        August 31, 1996



5.      Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's

24f-2 declaration:

	NOT APPLICABLE                                  [  ]
6.      Date of termination of issuer's declaration under rule 24f-2(a)(1), if

applicable  (see 	instruction A.6):

       NOT APPLICABLE


7. Number and amount of  securities of the  same class or series which had been registered under the  Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      NONE


8.    Number and amount of securities registered during the fiscal year other

than	pursuant to rule 24f-2:

      NONE


9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number of securities sold during the fiscal year:            0

    Aggregate sale price of securities sold during the
    fiscal year:	                                               0

    Securities were sold to an unmanaged separate account that is registered under the Securities Act and on which a registration fee will be paid.

Therefore, these securities were excluded from the securities reported here.



10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of securities sold during the fiscal year:           0

     Aggregate sale price of securities sold during the
     fiscal year:                                                0

     Securities were sold to an unmanaged separate account that is registered under the Securities Act and on which a registration fee will be paid.

Therefore, these securities were excluded from the securities reported here.



11.	Number  and  aggregate  sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable

(see Instruction  B.7):

      Number of DRIP securities sold during the fiscal year:     0

      Aggregate sale price of DRIP securities sold during the
      fiscal year:                                               0

Securities were sold to an unmanaged separate account that is registered under the Securities Act and on which a registration fee will be paid.  Therefore,

these securities were excluded from the securities reported here.


12.    Calculation of registration fee:

(I) Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from item 10):                     0

(ii) Aggregate  price  of  shares  issued  in  connection   with
dividend reinvestment plans, (from item 11, if applicable):  +     0

(iii) Aggregate price of shares redeemed or repurchased during
the fiscal year (if applicable):                             -     0

(iv)  Aggregate  price of shares  redeemed or  repurchased and previously applied as a reduction to filing fees  pursuant to
rule 24e-2 (if applicable):                                 +      0

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24e-2 [line (i), plus line (ii), less

line (iii), plus line (iv)(if applicable):	                  0

(vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation(see Instruction  C.6):
                                                             x 1 / 3300

(vii)  Fee due  [line (I) or line (v) multiplied by line (vi)]:
                                                                0.00



13.    Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                                [  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)


/s/ Martin R, Dean
---------------------------------------------
Martin R. Dean,    Treasurer


October 23, 1996
--------------------
Date